Risk Management Activities - Cash Flow Hedges (Details) - Foreign exchange forward contracts – foreign-denominated receipts/expenditures - Cash flow hedges - Currency risk
$ in Millions, $ in Millions, $ in Millions
	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 AUD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount sold				$ 71
Derivative, notional amount purchased					$ 54
Financial assets, at fair value				$ (2)
Within one year
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount sold	$ 10		$ 19
Financial liabilities, at fair value	$ 0
Within one year | Minimum
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, notional amount purchased		$ 8
Within one year | Maximum
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, notional amount purchased		$ 14